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                                                                   HARTFORD LIFE


                                                  ALLISON S. MACINNIS
                                                  LEGAL SPECIALIST



October 1, 1998



Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549
ATTN: Filing Room

Re: Hartford Life Insurance Company Separate Account Five ("Registrant") Director Life
     File No.  33-83654

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The form of the Prospectuses and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (b) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and
2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on September 29, 1998.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely yours,

/s/ Allison S. MacInnis

Allison S. MacInnis